Old Mutual Funds II
Supplement Dated May 19, 2010

This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Funds II, dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added at the end of the first paragraph of the section of the Prospectus entitled “Exchanges Between Funds” on page 82:

Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.

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Distributed by Old Mutual Investment Partners
R-10-019  05/2010

Old Mutual Funds II
Supplement Dated May 19, 2010

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Prospectus of Old Mutual Funds II, dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added at the end of the first paragraph of the section of the Prospectus entitled “Exchanges Between Funds” on page 98:

Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-10-020  05/2010

Old Mutual Funds II

Supplement Dated may 19, 2010

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II, dated July 29, 2009, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added as the third sentence under the section of the SAI entitled “Exchange Privileges” on page 97:

Class A shares, purchased at NAV, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-10-021  05/2010